Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Operating revenues	$ 5,345,277	$ 5,180,471	$ 4,986,829
Operating expenses
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	2,272,570	2,050,644	1,924,863
Selling, general and administrative expense	2,033,901	2,002,359	1,998,463
Depreciation, amortization and accretion expense	813,626	765,776	755,649
Loss on impairment of assets	515
(Gain) loss on asset disposals and exchanges, net	19,741	(810)	11,763
(Gain) loss on sale of business and other exit costs, net	21,061
Total operating expenses	5,161,414	4,817,969	4,690,738
Operating income	183,863	362,502	296,091
Investment and other income (expense)
Equity in earnings of unconsolidated entities	92,867	82,538	98,074
Interest and dividend income	9,248	9,145	10,508
Gain (loss) on investment	(3,718)	24,103
Interest expense	(86,745)	(118,201)	(116,810)
Other, net	720	3,658	(2,089)
Total investment and other income (expense)	12,372	1,243	(10,317)
Income before income taxes	196,235	363,745	285,774
Income tax expense	73,582	113,503	95,188
Net income	122,653	250,242	190,586
Less: Net income attributable to noncontrolling interests, net of tax	(40,792)	(49,676)	(45,737)
Net income attributable to TDS shareholders	81,861	200,566	144,849
Preferred dividend requirement	(50)	(50)	(50)
Net income available to common	$ 81,811	$ 200,516	$ 144,799
Basic weighted average shares outstanding	108,671	108,562	110,016
Basic earnings per share attributable to TDS shareholders	$ 0.75	$ 1.85	$ 1.32
Diluted weighted average shares outstanding	108,937	109,098	110,488
Diluted earnings per share attributable to TDS shareholders	$ 0.75	$ 1.83	$ 1.31
Dividends per share	$ 0.49	$ 0.47	$ 0.45